Inventories	12 Months Ended
Mar. 31, 2024
Classes of current inventories [abstract]
Inventories
10. Inventories

Inventories consist of the following:

	As of March 31,
	2024		2023
Raw materials	Rs.	19,030	Rs.	12,075
Work-in-progress		14,222		11,698
Finished goods (includes stock-in-trade)		25,249		20,971
Packing materials, stores and spares		5,051		3,926
	Rs.	63,552	Rs.	48,670

Details of inventories recognized in the consolidated income statement are as follows
:

	For the Year Ended March 31,
	2024		2023		2022
Raw materials, consumables and changes in finished goods and work in progress	Rs.	78,526	Rs.	71,708	Rs.	69,838
Inventories write-down		3,563		4,869		4,584

During the years ended March 31, 2024 and 2023, amounts of Rs.4,232 and Rs.3,111, respectively, representing government grants, has been accounted for as a reduction from cost of revenues.